Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Redeemable Convertible Series A Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Series A Preferred Stock [Member]	Dec. 31, 2011 Redeemable Convertible Series A Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Series B Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Series B Preferred Stock [Member]	Dec. 31, 2011 Redeemable Convertible Series B Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Series B-1 Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Series B-1 Preferred Stock [Member]	Dec. 31, 2011 Redeemable Convertible Series B-1 Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Series C Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Series C Preferred Stock [Member]	Dec. 31, 2011 Redeemable Convertible Series C Preferred Stock [Member]
Allowance for doubtful accounts receivable, current	$ 298	$ 191	$ 115
Redeemable convertible preferred stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized		220,371,368		0	94,069,763	94,069,763	0	40,641,227	40,641,227	0	5,660,378	5,660,378	0	80,000,000	76,602,988
Redeemable convertible preferred stock, shares issued				0	93,821,393	93,726,013	0	40,641,227	40,641,227	0	5,660,378	5,660,378	0	73,880,351	73,880,351
Redeemable convertible preferred stock, shares outstanding				0	93,821,393	93,726,013	0	40,641,227	40,641,227	0	5,660,378	5,660,378	0	73,880,351	73,880,351
Redeemable convertible preferred stock, liquidation preference					$ 18,839			$ 18,000			$ 3,000			$ 50,608
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	303,500,000	300,000,000
Common stock, shares issued	21,672,635	1,240,193	1,140,569
Common stock, shares outstanding	21,672,635	1,240,193	1,140,569